UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03143

Templeton Global Smaller Companies Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/17_

Item 1. Schedule of Investments.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

Statement of Investments, May 31, 2017 (unaudited)
		Shares/
	Industry	Units	Value

Common Stocks and Other Equity Interests 93.1%
Belgium 1.4%
Barco NV	Electronic Equipment, Instruments
	& Components	167,740	$16,640,589
Brazil 1.1%
M Dias Branco SA.	Food Products	749,500	12,543,642
Canada 4.1%
[a] Badger Daylighting Ltd	Construction & Engineering	631,100	10,910,843
[b] Canaccord Genuity Group Inc	Capital Markets	2,723,400	8,872,324
[b] Canada Goose Holdings Inc	Textiles, Apparel & Luxury Goods	94,200	1,699,729
[a] Genworth MI Canada Inc	Thrifts & Mortgage Finance	174,700	3,955,521
[b] Major Drilling Group International Inc	Metals & Mining	1,151,200	6,443,856
Mullen Group Ltd	Energy Equipment & Services	828,300	9,144,049
Shawcor Ltd	Energy Equipment & Services	311,500	7,082,900
			48,109,222
Colombia 0.8%
[b] Gran Tierra Energy Inc	Oil, Gas & Consumable Fuels	3,836,400	9,004,434
Finland 3.1%
Amer Sports OYJ	Leisure Products	720,317	16,715,272
Huhtamaki OYJ.	Containers & Packaging	508,810	19,771,988
			36,487,260
Germany 5.3%
Gerresheimer AG	Life Sciences Tools & Services	253,670	21,733,102
Grand City Properties SA.	Real Estate Management & Development	576,010	11,939,288
Jenoptik AG	Electronic Equipment, Instruments
	& Components	804,500	22,434,172
Rational AG	Machinery	11,450	6,181,277
			62,287,839
Hong Kong 3.7%
Luk Fook Holdings (International) Ltd	Specialty Retail	1,601,000	5,444,565
Techtronic Industries Co. Ltd	Household Durables	4,966,500	23,486,262
Value Partners Group Ltd	Capital Markets	8,730,000	8,223,113
Vinda International Holdings Ltd	Household Products	2,842,000	5,762,450
			42,916,390
Italy 4.4%
Azimut Holding SpA	Capital Markets	255,833	5,189,237
Interpump Group SpA	Machinery	791,076	23,193,272
Technogym SpA	Leisure Products	1,922,665	15,966,796
[a] Tod’s SpA	Textiles, Apparel & Luxury Goods	101,380	6,915,295
			51,264,600
Japan 11.7%
Asics Corp	Textiles, Apparel & Luxury Goods	830,900	13,922,723
Bunka Shutter Co. Ltd	Building Products	818,500	6,443,660
Capcom Co. Ltd	Software	535,000	12,630,569
Dowa Holdings Co. Ltd	Metals & Mining	2,021,000	15,253,519
IDOM Inc	Specialty Retail	1,114,900	6,129,861
Kobayashi Pharmaceutical Co. Ltd	Personal Products	394,220	23,240,704
[a,b] Laox Co. Ltd	Specialty Retail	48,600	222,455
MEITEC Corp	Professional Services	179,700	7,633,174
Nihon Parkerizing Co. Ltd	Chemicals	470,400	6,952,059
Ryohin Keikaku Co. Ltd	Multiline Retail	33,700	8,771,462

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON GLOBAL SMALLER COMPANIES FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

		Shares/
	Industry	Units	Value
Common Stocks and Other Equity Interests (continued)
Japan (continued)
Sumitomo Rubber Industries Ltd	Auto Components	329,900	$5,623,177
TechnoPro Holdings Inc	Professional Services	180,500	7,324,945
Tsumura & Co	Pharmaceuticals	643,400	23,496,167
			137,644,475
Netherlands 1.8%
Aalberts Industries NV	Machinery	289,221	11,700,436
Arcadis NV	Construction & Engineering	538,176	9,516,139
			21,216,575
Norway 0.6%
Ekornes ASA	Household Durables	552,060	7,124,114
Poland 0.9%
CCC SA.	Textiles, Apparel & Luxury Goods	182,650	10,314,492
South Korea 2.1%
BNK Financial Group Inc	Banks	1,441,282	12,878,075
DGB Financial Group Inc	Banks	1,202,820	12,359,488
			25,237,563
Spain 0.9%
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	254,090	10,821,725
Sweden 2.4%
Cloetta AB, B	Food Products	1,627,090	7,154,596
[c] The Thule Group AB, Reg S	Leisure Products	1,137,720	21,373,012
			28,527,608
Switzerland 3.6%
[b] Basilea Pharmaceutica AG.	Biotechnology	70,700	5,585,614
Bucher Industries AG	Machinery	38,920	12,671,207
Logitech International SA	Technology Hardware, Storage & Peripherals	351,380	12,814,828
Tecan Group AG	Life Sciences Tools & Services	19,300	3,649,520
Vontobel Holding AG	Capital Markets	122,468	7,645,555
			42,366,724
Taiwan 4.5%
Chicony Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	4,988,538	12,923,716
Giant Manufacturing Co. Ltd	Leisure Products	1,707,311	9,995,867
King Yuan Electronics Co. Ltd	Semiconductors & Semiconductor Equipment	7,802,000	7,608,804
Merida Industry Co. Ltd	Leisure Products	1,096,000	5,907,817
Tripod Technology Corp	Electronic Equipment, Instruments
	& Components	5,548,000	16,471,099
			52,907,303
Thailand 0.7%
TISCO Financial Group PCL, fgn	Banks	3,787,000	8,481,679
United Kingdom 8.0%
Bellway PLC	Household Durables	137,760	5,016,256
Bovis Homes Group PLC	Household Durables	322,550	3,790,324
DFS Furniture PLC	Household Durables	2,245,770	7,943,137
Foxtons Group PLC	Real Estate Management & Development	3,397,329	4,913,697
Greggs PLC	Hotels, Restaurants & Leisure	968,370	13,587,941
[b] Janus Henderson Group PLC	Capital Markets	583,934	18,265,449
Laird PLC	Electronic Equipment, Instruments
	& Components	3,738,276	6,707,351
[b] LivaNova PLC.	Health Care Equipment & Supplies	208,900	11,873,876

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TEMPLETON GLOBAL SMALLER COMPANIES FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

		Shares/
	Industry	Units	Value

Common Stocks and Other Equity Interests (continued)
United Kingdom (continued)
Oxford Instruments PLC.	Electronic Equipment, Instruments
	& Components	825,291	$11,729,164
SIG PLC	Trading Companies & Distributors	2,932,183	5,825,858
[b] Vectura Group PLC	Pharmaceuticals	3,075,270	4,663,846
			94,316,899
United States 32.0%
Alamo Group Inc	Machinery	233,420	19,871,045
AllianceBernstein Holding LP	Capital Markets	1,012,665	22,835,596
ArcBest Corp	Road & Rail	263,070	4,945,716
[b] Black Diamond Inc	Leisure Products	767,000	4,563,650
[b] Boston Beer Inc., A	Beverages	39,340	5,615,785
Columbia Sportswear Co	Textiles, Apparel & Luxury Goods	343,350	18,637,038
[b] Deckers Outdoor Corp	Textiles, Apparel & Luxury Goods	107,040	7,424,294
Education Realty Trust Inc	Equity Real Estate Investment Trusts (REITs)	127,300	4,876,863
[b] Ferro Corp	Chemicals	982,440	16,465,694
The Finish Line Inc., A	Specialty Retail	238,990	3,372,149
[b] Freshpet Inc	Food Products	1,509,900	22,950,480
[b] Green Dot Corp	Consumer Finance	84,790	3,115,185
Heidrick & Struggles International Inc	Professional Services	529,690	11,414,820
[b] Hibbett Sports Inc	Specialty Retail	407,090	9,444,488
Hillenbrand Inc	Machinery	574,350	20,504,295
Huntington Bancshares Inc	Banks	1,296,199	16,254,335
Hyster-Yale Materials Handling Inc	Machinery	178,800	13,343,844
Investment Technology Group Inc	Capital Markets	537,260	10,707,592
[b,d] JAKKS Pacific Inc	Leisure Products	1,756,930	7,379,106
[b] Knowles Corp	Electronic Equipment, Instruments
	& Components	1,111,210	19,035,027
LCI Industries	Auto Components	150,780	13,419,420
[b] Newpark Resources Inc	Energy Equipment & Services	1,204,140	8,910,636
[b] NOW Inc	Trading Companies & Distributors	399,010	6,587,655
[b] Patrick Industries Inc	Building Products	127,290	8,426,598
Simpson Manufacturing Co. Inc	Building Products	463,040	18,604,947
SpartanNash Co	Food & Staples Retailing	441,320	13,151,336
[b] Texas Capital Bancshares Inc	Banks	63,570	4,666,038
[b] Trimas Corp	Machinery	404,650	8,821,370
[b] Tutor Perini Corp	Construction & Engineering	710,150	18,428,392
United Insurance Holdings Corp	Insurance	405,890	6,587,595
[d] West Marine Inc	Specialty Retail	1,454,630	14,299,013
Winnebago Industries Inc	Automobiles	503,210	12,328,645
			376,988,647
Total Common Stocks and Other Equity
Interests (Cost $830,702,705)			1,095,201,780

Management Investment Companies (Cost
$14,516,915) 1.3%
United States 1.3%
iShares Russell 1000 ETF	Diversified Financial Services	110,200	14,800,962

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TEMPLETON GLOBAL SMALLER COMPANIES FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value
Preferred Stocks (Cost $6,172,377) 0.6%
Brazil 0.6%
[e] Alpargatas SA, 3.206%, pfd	Textiles, Apparel & Luxury Goods	2,082,350	$7,665,764
Total Investments before Short Term
Investments (Cost $851,391,997)			1,117,668,506

		Principal
		Amount
Short Term Investments 6.4%
U.S. Government and Agency Securities
(Cost $56,698,897) 4.8%
United States 4.8%
[f] FHLMC, 6/01/17		$56,700,000	56,700,000

		Shares
Investments from Cash Collateral Received
for Loaned Securities (Cost $19,012,027)
1.6%
Money Market Funds 1.6%
United States 1.6%
[g,h] Institutional Fiduciary Trust Money Market Portfolio,
0.44%		19,012,027	19,012,027
Total Investments (Cost $927,102,921)
101.4%			1,193,380,533
Other Assets, less Liabilities (1.4)%			(16,434,496)
Net Assets 100.0%			$1,176,946,037

See Abbreviations on page 8.

aA portion or all of the security is on loan at May 31, 2017.
bNon-income producing.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At May 31, 2017, the value of this security was
$21,373,012, representing 1.8% of net assets.
dSee Note 5 regarding holdings of 5% voting securities.
eVariable rate security. The rate shown represents the yield at period end.
fThe security was issued on a discount basis with no stated coupon rate.
gSee Note 6 regarding investments in affiliated management investment companies.
hThe rate shown is the annualized seven-day yield at period end.

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TEMPLETON GLOBAL SMALLER COMPANIES FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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TEMPLETON GLOBAL SMALLER COMPANIES FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At May 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$930,199,068

Unrealized appreciation	$337,870,336
Unrealized depreciation	(74,688,871)
Net unrealized appreciation (depreciation)	$263,181,465

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended May 31, 2017, investments in “affiliated companies” were as follows:

	Number of			Number of
	Shares Held			Shares Held	Value		Realized
	at Beginning	Gross	Gross	at End	at End	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)

Non-Controlled Affiliates
JAKKS Pacific Inc	1,756,930	—	—	1,756,930	$7,379,106	$—	$—
West Marine Inc	1,454,630	—	—	1,454,630	14,299,013	72,732	—
Total Affiliated Securities (Value is 1.8% of Net Assets)					$21,678,119	$72,732	$—

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TEMPLETON GLOBAL SMALLER COMPANIES FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2017, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.44%	51,554,815	127,767,078	(160,309,866)	19,012,027	$19,012,027	$—	$—	0.1%

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2017, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments[a,b]	$1,102,867,544	$—	$—	$1,102,867,544
Management Investment Companies	14,800,962	—	—	14,800,962
Short Term Investments	19,012,027	56,700,000	—	75,712,027
Total Investments in Securities	$1,136,680,533	$56,700,000	$—	$1,193,380,533

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks as well as other equity investments.

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TEMPLETON GLOBAL SMALLER COMPANIES FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

8. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Fund’s financial statements and related disclosures.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|8

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Smaller Companies Fund

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2017

By /s/ Robert G. Kubilis

      Robert G. Kubilis

Chief Financial Officer and

 Chief Accounting Officer

Date July 27, 2017